JOHNSON
MUTUAL FUNDS



SEMI-ANNUAL REPORT                                    JUNE 30, 1997 - UNAUDITED


[]Johnson Growth Fund
[]Johnson Opportunity Fund
[]Johnson Fixed Income Fund
[]Johnson Municipal Income Fund





















                                                   Investment Adviser:

                                              Johnson Investment Counsel, Inc.
                                              5556 Cheviot Road
                                              Cincinnati, Ohio 45247



                               TABLE OF CONTENTS
Our Message to You..............................................................1

Performance Review and Management Discussion
    Growth Fund.................................................................2
    Opportunity Fund............................................................3
    Fixed Income Fund...........................................................4
    Municipal Income Fund.......................................................5

Portfolio of Investments
    Growth Fund...............................................................6-8
    Opportunity Fund.........................................................9-11
    Fixed Income Fund.......................................................12-14
    Municipal Income Fund...................................................15-17

Statement of Assets and Liabilities............................................18

Statement of Operations........................................................19

Statement of Changes in Net Assets
    Stock Funds................................................................20
    Bond Funds.................................................................21

Financial Highlights
    Growth Fund................................................................22
    Opportunity Fund...........................................................23
    Fixed Income Fund..........................................................24
    Municipal Income Fund......................................................25

Notes to the Financial Statements...........................................26-28

Trustees, Officers, Transfer Agent, Fund Accountant, Custodian, Auditors.......29


Our message to you:

                                                     August 20, 1997


Dear Shareholder:

Both the stock and the bond markets have been marked with unusual volatility in 1997. Although this report contains financial data supporting the semi-annual returns of your Funds through June 30, 1997, the recent market performance is worth noting. The stock market suffered its worst one-day decline in ten years on Friday, August 15, 1997, only to be marked by several consecutive days of positive market performance that recovered all of Friday's losses. At the writing of this letter, the Standard & Poors 500 Index is back up to 98% of its all time high. Inflation remains low and the Fed does not appear poised to raise interest rates any time soon.

The positive returns of the Johnson Mutual Funds through June 30, 1997, are illustrated on the following four pages of this report. This positive performance continued through July, marking a 28.3% return for the Growth Fund and 21.7% return for the Opportunity Fund year to date through July 31, 1997. The Fixed Income Fund and Municipal Income Fund also experienced positive returns from the beginning of the year through July 31, 1997, gaining 5.1% and 3.8% respectively.

We would like to express our gratitude for your continued confidence in the Johnson Mutual Funds. Our goals are to provide you with the highest level of customer service, to meet your investment objectives through careful investing, and to maintain open lines of clear communication. As always, please call if you have any questions or comments about the following report.


                                                  Sincerely,


                                                  /s/ Timothy E. Johnson
                                                  -----------------------------
                                                  Timothy E. Johnson, President

GROWTH FUND PERFORMANCE REVIEW                                    JUNE 30, 1997

[Graph]

For Periods Ended June 30, 1997:

                                              Since
                         Average Annual     Inception
               6 Months  Total Returns(b)      (a)
                 Ended   ----------------   ---------
                6/30/97  1 Year   3 Year    4.5 Years
                -------  ------   ------    ---------
Growth          17.13%   27.03%   22.24%    14.35%
S&P 500 Index   20.61%   34.70%   28.86%    20.05%

(a) Inception of the Growth Fund was January 4, 1993. The data represented herein and below represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption.

(b) The average annual total return numbers above include changes in the Fund's or Index's share price plus reinvestment of any dividends and capital gains. The Fund's performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Standard & Poors 500 Index.

Top Ten Holdings:
Procter & Gamble Company         4.0%
Mobil Corporation                4.0%
Johnson & Johnson                3.9%
General Re Corporation           3.6%
General Electric Company         3.3%
Washington Mutual, Inc.          2.9%
Dresser Industries               2.8%
EMC Corporation                  2.8%
Hewlett-Packard Company          2.7%
Smithkline Beecham PLC ADR       2.5%


HOW DID THE GROWTH FUND PERFORM RELATIVE TO THE MARKET?

The rate of return on the Growth Fund for the first six months of 1997 was 17.1% and compares to a return of 20.6% on the Standard & Poor's 500 Index. The Growth Fund had a larger allocation than the S&P 500 Index in the basic industry and health care sectors, and also had good stock selection, which benefited the fund. However, that positive effect was offset by a lower allocation in the finance and technology sectors. These were two of the strongest sectors of the S&P 500 Index with price appreciation of 23% and 21%, respectively. Only the health care sector performed better than these two industries, with a price increase of over 30% through June 30, 1997.

The Growth Fund, as well as the majority of stock mutual funds, continues to find the S&P 500 Index a very difficult bogey to match. That is due in part to the fact that the presence of even modest amounts of cash is dilutive to portfolio returns when stock returns are very high. Secondly, the Index is heavily weighted in a handful of very large and, at this point, expensive stocks, such as General Electric, Coca Cola, Exxon, and Merck. As long as this group of stocks continues to lead the Index to new highs, outperforming the Index will be difficult for a conservative, diversified portfolio. It may very well take a much less exuberant market to show the real worth of a diversified portfolio such as the Growth Fund.

  Growth Fund Objective:    Long-Term Capital Growth
  Primary Asset Category:    Stocks of Larger-Sized Quality Growth Companies

OPPORTUNITY FUND PERFORMANCE REVIEW                               JUNE 30, 1997


[GRAPH]

For Periods Ended June 30, 1997:

                                                    Since
                                 Average Annual   Inception
                      6 Months   Total Returns(b)    (a)
                       Ended     ---------------- -----------
                      6/30/97    1 Year   3 Year   3.1 Years
                      -------    ------   ------   ---------
Opportunity            11.26%    25.40%   21.75%   24.93%
S&P MidCap Index       13.00%    23.35%   22.43%   26.35%

(a) Inception of the Opportunity Fund was May 16, 1994. The data represented herein and below represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption.

(b) The average annual total return numbers above include changes in the Fund's or Index's share price plus reinvestment of any dividends and capital gains. The Fund's performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Standard & Poors MidCap Index.

Top Ten Holdings:
Herman Miller, Inc.              2.9%
Reliastar Financial Corporation  2.8%
Dollar General Corporation       2.7%
EMC Corporation                  2.6%
The Gap, Inc.                    2.5%
Transatlantic Holdings, Inc.     2.5%
G&K Services, Inc., Class A      2.5%
K2, Inc.                         2.4%
USA Waste Services, Inc.         2.4%
Medusa Corporation               2.3%


HOW DID THE OPPORTUNITY FUND PERFORM RELATIVE TO THE MARKET?

The rate of return for the first six months of 1997 for the Opportunity Fund was 11.3%, as compared to the S&P Midcap Index return of 13.0%. The performance of the Opportunity Fund compares favorably with other similarly managed midcap mutual funds. The two best performing sectors in the S&P Midcap Index during the period were transportation (+25%) and finance (+23%). The finance sector is a large one, representing about 16% of the Index. The Opportunity Fund maintained a weighting close to that of the Index in the finance sector and the Fund's stock selection was good. The technology and consumer cyclical sectors are the largest within the Index and the Fund's stocks had modestly lower returns in those sectors.

As is evident from the S&P Index returns, large cap stocks continue to perform better than the mid-cap universe. That is a phenomenon that has been evident for more than three years. There is little consensus as to when that trend might reverse. However, the longer the trend continues, the better the relative value is within the midcap universe and the more compelling the argument for having investments in this sector of the market, as represented in the Opportunity Fund.

   Opportunity Fund Objective:    Long-Term Capital Appreciation
   Primary Asset Category:    Stocks of Medium/Small-Sized Growth Companies

FIXED INCOME FUND PERFORMANCE REVIEW                             JUNE 30, 1997


[GRAPH]


For Periods Ended June 30, 1997:

                                                          Since
                                    Average Annual      Inception
                         6 Months    Total Returns(b)      (a)
                          Ended     ------------------  ----------
                        6/30/97     1 Year     3 Year   4.5 Years
                        -------     -------    ------   ---------
Fixed Income              2.31%      6.97%     7.44%      5.83%
Lehman Int. Index         2.83%      7.22%     7.51%      6.20%

(a) Inception of the Fixed Income Fund was January 4, 1993. The data represented herein and below represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption.

(b) The average annual total return numbers above include changes in the Fund's or Index's share price plus reinvestment of any dividends and capital gains. The Fund's performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Lehman Intermediate Government Corporate Index.

[GRAPH]

HOW DID THE FIXED INCOME FUND PERFORM RELATIVE TO THE MARKET?
Through the first six months of 1997, the Fixed Income Fund provided a total return of 2.3%, compared to 2.8% for the Lehman Intermediate Government Corporate Bond Index. During the first quarter of the year, exceptionally strong economic growth pushed interest rates higher and bond prices lower. Slower growth and lessening inflation pressures in the second quarter, combined with a sharp reduction in the budget deficit, allowed the bond market to improve, with bond yields finishing the first half, only slightly higher than the beginning of the year. In this environment, the Fixed Income Fund was able to improve its relative performance due to its slightly longer weighted average maturity. The Fund's larger concentration of high-quality corporate bonds also made a positive contribution to return, as corporate bonds had higher relative returns than Treasuries, which make up the largest portion of the Lehman Index.

As always, the Fixed Income Fund continues to focus on only high-quality securities. Each security within the Fund is rated investment-grade quality by the National Credit Ratings Services, with over 95% of the assets rated "A" or better. These highly rated securities are considered to have adequate to strong protection of principal and interest payments, and will help provide a stable portfolio valuation should economic circumstances change in the future.

 Fixed Income Fund Objective:    Income and Capital Preservation
      Primary Asset Category:    Investment-Grade Government/Corporate Bonds

MUNICIPAL INCOME FUND PERFORMANCE REVIEW                         JUNE 30, 1997

[GRAPH]

For Periods Ended June 30, 1997

                                                       Since
                                   Average Annual     Inception
                         6 Months Total Returns(b)        (a)
                          Ended   ----------------    ----------
                         6/30/97   1 Year  3 Year     3.1 Years
                         -------   ------  ------     ---------
Municipal Income          1.95%     5.37%   5.47%       6.06%
Lehman G.O. Index         2.33%     6.27%   6.30%       7.06%

(a) Inception of the Municipal Income Fund was May 16, 1994. The data represented herein and below represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption.

(b) The average annual total return numbers above include changes in the Fund's or Index's share price plus reinvestment of any dividends and capital gains. The Fund's performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Lehman Five-Year General Obligation Municipal Index.

[GRAPH]

HOW DID THE MUNICIPAL INCOME FUND PERFORM RELATIVE TO THE MARKET?
The Municipal Income Fund returned 2.0% to investors through the first six months of 1997, as compared to 2.3% for the Lehman Five-Year General Obligation Municipal Bond Index. As has been the case since the Fund's inception, the majority of this return was tax-free coupon income. Nearly all of this came from Ohio municipalities.

The Fund had a slightly lower return than the Index due to expenses on the Fund that are not on the Index. The diversified shorter-term maturity structure of the portfolio, compared to the more concentrated long-term nature of the Index, also had a modest drag to its return. The purpose of this diversified maturity approach is to insulate investors from the volatility of interest rates over the long run. Compared to taxable bonds, however, the municipal bond sector had good relative performance in the first half of 1997, as municipal bond yields were much less volatile.

Each of the securities in the Municipal Income Fund that is rated by a national credit rating service is highly rated, with no security being below "A". Additionally, more than 80% of the holdings are rated "AA" or better. While 7% of the securities have chosen to not be rated by a rating service, they have the credit characteristics comparable to the other highly rated holdings. This high-quality nature of the Fund will help protect investors should the economic environment shift.

   Municipal Income Fund Objective:    Tax-Free Income and Capital Preservation
            Primary Asset Category:    Intermediate-Term Ohio Municipal Bonds




GROWTH FUND,  PORTFOLIO OF INVESTMENTS               JUNE 30, 1997 - UNAUDITED


COMMON STOCKS                                  NUMBER OF SHARES   DOLLAR VALUE
-------------                                  ----------------   ------------

BEVERAGES
  Whitman Corporation                                  19,000          456,000
                                                                    ----------
    TOTAL BEVERAGES - 1.6%......................................... $  456,000

CHEMICALS
  Air Products & Chemicals, Inc.                        7,300          609,550
                                                                    ----------
    TOTAL CHEMICALS - 2.2%......................................... $  609,550

CHEMICALS - SPECIALTY
  Avery Dennison Corporation                           13,000          521,625
  Ecolab Inc.                                          12,000          573,000
  Sigma - Aldrich Corporation                          16,000          561,000
                                                                    ----------
    TOTAL CHEMICALS - SPECIALTY - 5.9%............................. $1,655,625

COMPUTER NETWORKING
  Cisco Systems Inc.*                                   7,100          476,588
                                                                    ----------
    TOTAL COMPUTER NETWORKING-1.7%................................. $  476,588

COMPUTER SOFTWARE
  Computer Associates International, Inc.              11,400          634,837
  EMC Corporation*                                     20,000          780,000
  Microsoft Corporation*                                2,800          353,850
                                                                    ----------
    TOTAL COMPUTER SOFTWARE-6.3%................................... $1,768,687

COMPUTER SYSTEMS
  Hewlett-Packard Company                              13,400          750,400
                                                                    ----------
    TOTAL COMPUTER SYSTEMS-2.7%.................................... $  750,400

ELECTRICAL EQUIPMENT
  General Electric Company                             14,200          928,325
  Rockwell International                                8,000          472,000
                                                                    ----------
    TOTAL ELECTRICAL EQUIPMENT-5.0%................................ $1,400,325

ELECTRONICS - SEMI-CONDUCTORS
  Intel Corporation                                     2,600          368,712
                                                                    ----------
    TOTAL ELECTRONICS - SEMI-CONDUCTORS-1.3%....................... $  368,712

ENERGY SERVICES
  Dresser Industries                                   21,000          782,250
                                                                    ----------
    TOTAL ENERGY SERVICES-2.8%..................................... $  782,250

FINANCIAL - EQUIPMENT
  Diebold Inc.                                         11,500          448,500
                                                                    ----------
    TOTAL FINANCIAL - EQUIPMENT-1.6%............................... $  448,500

FINANCIAL - INSURANCE
  Conseco Inc.                                         12,300          455,100
  General Re Corporation                                5,600        1,019,200
                                                                    ----------
    TOTAL FINANCIAL - INSURANCE-5.3%............................... $1,474,300

* Non-dividend paying security.

    The accompanying notes are an integral part of the financial statements.
                               (see pages 26-28)


GROWTH FUND PORTFOLIO INVESTMENTS                     JUNE 30, 1997 - UNAUDITED

COMMON STOCKS                                  NUMBER OF SHARES   DOLLAR VALUE
-------------                                  ----------------   ------------
FINANCIAL - REGIONAL BANKS
  Fifth Third Bancorp                                     6,000          492,187
  Nationsbank Corporation                                 8,000          516,000
  Regions Financial Corporation                          19,000          600,875
                                                                      ----------
    TOTAL FINANCIAL - REGIONAL BANKS - 5.7%...........................$1,609,062

FOODS AND FOOD RETAILERS
  Nabisco Holdings Corporation                           12,200          486,475
  Sara Lee Corporation                                   14,800          616,050
  Sysco Corporation                                      13,590          496,035
                                                                      ----------
    TOTAL FOODS AND FOOD RETAILERS - 5.7%............................ $1,598,560

HEALTH CARE - PRODUCTS
  Johnson and Johnson                                    17,000        1,094,375
  Medtronic, Corporation                                  7,100          575,100
                                                                      ----------
    TOTAL HEALTH CARE - PRODUCTS - 6.0%...............................$1,669,475

HEALTH CARE - DRUGS
  Amgen, Inc.                                             4,000          232,500
  Pfizer, Inc.                                            5,400          645,300
  Merck and Company                                       5,200          538,200
  Schering-Plough Corporation                            14,040          672,165
  Smithkline Beecham PLC ADR                              7,700          705,512
                                                                      ----------
    TOTAL HEALTH CARE - DRUGS - 10.0%.................................$2,793,677

HOUSEHOLD PRODUCTS
  Gillette Company                                        5,357          507,576
  Procter & Gamble Company                                8,000        1,130,000
                                                                      ----------
    TOTAL HOUSEHOLD PRODUCTS - 5.8%...................................$1,637,576

INDUSTRIAL SERVICES
  Cintas Corporation                                      9,000          618,750
                                                                      ----------
    TOTAL INDUSTRIAL SERVICES - 2.2%..................................$  618,750

MANUFACTURING
  Dover Corporation                                      11,000          676,500
                                                                      ----------
    TOTAL MANUFACTURING - 2.4%........................................$  676,500

NATURAL GAS
  Enron Corporation                                      12,300          501,994
                                                                      ----------
    TOTAL NATURAL GAS - 1.8%..........................................$  501,994

PETROLEUM
  Marathon Group Inc. (USX)                              17,000          490,875
  Mobil Corporation                                      16,000        1,118,000
                                                                      ----------
    TOTAL PETROLEUM - 5.7%............................................$1,608,875

RESTAURANTS
  McDonald's Corporation                                 11,200          541,100
                                                                      ----------
    TOTAL RESTAURANTS - 1.9%..........................................$  541,100

* Non-dividend paying security.

    The accompanying notes are an integral part of the financial statements.
                               (see pages 26-28)

GROWTH FUND PORTFOLIO INVESTMENTS                     JUNE 30, 1997 - UNAUDITED


COMMON STOCKS                                                     NUMBER OF SHARES  DOLLAR VALUE
-------------                                                     ----------------  ------------
RETAILING
  May Department Stores Company                                        9,500             448,875
  Sherwin Williams Company, (The)                                     21,000             648,375
  Staples Inc.*                                                       22,000             508,750
  Walgreen Company                                                    11,000             589,875
                                                                                    ------------
    TOTAL RETAILING - 7.8%........................................................  $  2,195,875

SAVINGS AND LOANS
  Washington Mutual, Inc.                                             13,600             812,600
                                                                                    ------------
    TOTAL SAVINGS AND LOANS - 2.9%................................................. $    812,600

TELECOMMUNICATION SERVICES
  GTE Corporation                                                     10,866             476,746
                                                                                    ------------
    TOTAL TELECOMMUNICATION SERVICES - 1.7%.........................................$    476,746

TRANSPORTATION
  Burlington Northern, Inc.                                            5,200             467,350
                                                                                    ------------
    TOTAL TRANSPORTATION - 1.7%.................................................... $    467,350

TOTAL COMMON STOCKS - 97.7%........................................................ $ 27,399,077
  (Common Stock Identified Cost $20,329,879)

CASH EQUIVALENTS
  Federated U.S. Treasury Cash Reserves Money Market Fund                                648,985
                                                                                    ------------
    TOTAL CASH EQUIVALENTS - 2.3%.................................................. $    648,985
    (Cash Equivalents Identified Cost $648,985)

TOTAL PORTFOLIO VALUE - 100.0%......................................................$ 28,048,062
    (Total Portfolio Identified Cost $20,978,864)

    Other Assets Less Liabilities...................................................$   (556,859)

TOTAL NET ASSETS....................................................................$ 27,491,203

* Non-dividend paying security.

The accompanying notes are an integral part of the financial statements.
                               (see pages 26-28)

OPPORTUNITY FUND, PORTFOLIO OF INVESTMENTS              JUNE 30, 1997 UNAUDITED
--------------------------------------------------------------------------------

Common Stocks                            Number of Shares      Dollar Value
-------------                            ----------------      ------------
BEVERAGES
 Coca-Cola Bottling Company Consolidated          11,500            557,750
 Whitman Corporation                              20,000            480,000
                                                            ---------------
  TOTAL BEVERAGES - 3.5% . . . . . . . . . . . . . . . . .  $     1,037,750

BUILDING MATERIALS
 Medusa Corporation                               18,000            690,750
                                                            ---------------
  TOTAL BUILDING MATERIALS - 2.3% . . . . . . . . . . . . . $       690,750

CHEMICALS
 Cabot Corporation                                14,000            397,250
 Ecolab Inc.                                      12,000            573,000
 M.A. Hanna Company                               20,325            585,614
 RPM, Inc.                                        25,000            459,375
                                                            ---------------
  TOTAL CHEMICALS - 6.8% . . . . . . . . . . . . . . . . .  $     2,015,239

COMMUNICATIONS EQUIPMENT
 Cabletron Systems, Inc.*                         14,100            399,206
                                                            ---------------
  TOTAL COMMUNICATIONS EQUIPMENT - 1.3% . . . . . . . . . . $       399,206

COMPUTER SOFTWARE
 Business Objects, S.A., ADR*                     45,000            438,750
 Keane, Inc.*                                      8,700            453,488
 Sterling Commerce Inc.*                          11,555            379,871
 Sungard Data Systems, Inc.*                       8,000            372,000
                                                            ---------------
  TOTAL COMPUTER SOFTWARE - 5.5% . . . . . . . . . . . . .  $     1,644,109

COMPUTER SYSTEMS
 EMC Corporation*                                 19,500            760,500
 Ingram Micro, Inc.*                              15,350            370,318
 Lexmark International Group, Inc.*               21,000            637,875
 Sequent Computer Systems, Inc.*                  27,500            579,219
                                                            ---------------
  TOTAL COMPUTER SYSTEMS -7.9% . . . . . . . . . . . . . .  $     2,347,912

ELECTRIC UTILITIES
 Illinova Corporation                             15,000            330,000
 TECO Energy, Inc.                                17,400            444,788
 Wisconsin Energy Corporation                     13,800            343,275
                                                            ---------------
  TOTAL ELECTRIC UTILITIES - 3.8% . . . . . . . . . . . . . $     1,118,063

ELECTRONICS - SEMICONDUCTORS
 Adaptec, Inc.*                                   12,000            417,000
 Xilinx, Inc.*                                     9,000            441,563
                                                            ---------------
  TOTAL ELECTRONICS - SEMICONDUCTORS - 2.9% . . . . . . . . $       858,563

ENERGY SERVICES
 Smith International, Inc.*                       10,500            637,875
 Tidewater Inc.                                   14,000            616,000
                                                            ---------------
  TOTAL ENERGY SERVICES - 4.2% . . . . . . . . . . . . . .  $     1,253,875


*Non-dividend paying security.

    The accompanying notes are an integral part of the financial statements.
                               (see pages 26-28)

OPPORTUNITY FUND, PORTFOLIO OF INVESTMENTS              JUNE 30, 1997 UNAUDITED
--------------------------------------------------------------------------------

Common Stocks                            Number of Shares      Dollar Value
-------------                            ----------------      ------------
ENTERTAINMENT AND LEISURE
 K2, Inc.                                         23,000            728,813
                                                            ---------------
  TOTAL ENTERTAINMENT AND LEISURE - 2.4% . . . . . . . . .  $       728,813

FINANCIAL - BROKERAGE
 Quick & Reilly Group, Inc.                       14,500            337,125
                                                            ---------------
  TOTAL FINANCIAL - BROKERAGE - 1.1% . . . . . . . . . . .  $       337,125

FINANCIAL - INSURANCE
 AON Corporation                                   9,000            465,750
 Equitable of Iowa Companies                      12,000            672,000
 Reliastar Financial Corporation                  11,600            848,250
 Transatlantic Holdings, Inc.                      7,500            744,375
                                                            ---------------
  TOTAL FINANCIAL - INSURANCE - 9.2% . . . . . . . . . . .  $     2,730,375

FINANCIAL - REGIONAL BANKS
 Bank of New York Co., Inc.                       11,800            513,300
 First Union Corporation                           7,015            648,888
 Southtrust Corporation                           16,000            662,000
                                                            ---------------
  TOTAL FINANCIAL - REGIONAL BANKS - 6.1% . . . . . . . . . $     1,824,188

FOODS AND FOOD RETAILERS
 Performance Food Group Company*                  15,000            315,000
 Tootsie Roll Industries                          12,300            547,350
                                                            ---------------
  TOTAL FOODS AND FOOD RETAILERS - 2.9% . . . . . . . . . . $       862,350

HEALTH CARE - DRUGS
 Biogen, Inc.*                                    10,000            338,750
 Centocor, Inc.*                                  11,000            341,688
 Elan Corporation PLC, ADR*                       10,000            452,500
 Watson Pharmaceutical, Inc.*                      6,000            253,500
                                                            ---------------
  TOTAL HEALTH CARE - DRUGS - 4.7% . . . . . . . . . . . .  $     1,386,438

HEALTH CARE - PRODUCTS
 Guidant Corporation                               4,500            382,500
 U.S. Surgical Corporation                        10,000            372,500
                                                            ---------------
  TOTAL HEALTH CARE - PRODUCTS - 2.5% . . . . . . . . . . . $       755,000

HEALTH CARE - SERVICES
 Genesis Health Ventures*                         10,000            337,500
 Vencor, Inc.*                                    14,000            591,500
                                                            ---------------
  TOTAL HEALTH CARE - SERVICES - 3.1% . . . . . . . . . . . $       929,000

INDUSTRIAL SERVICES
 G & K Services, Inc., Class A                    19,700            733,825
                                                            ---------------
  TOTAL INDUSTRIAL SERVICES - 2.5% . . . . . . . . . . . .  $       733,825

MACHINERY
 Kennametal, Inc.                                 13,500            580,500
 Waterlink, Inc.*                                  5,000             65,000
                                                            ---------------
  TOTAL MACHINE TOOLS - 2.2% . . . . . . . . . . . . . . .  $       645,500


*Non-dividend paying security.

    The accompanying notes are an integral part of the financial statements.
                               (see pages 26-28)

OPPORTUNITY FUND, PORTFOLIO OF INVESTMENTS              JUNE 30, 1997 UNAUDITED
--------------------------------------------------------------------------------

Common Stocks                            Number of Shares      Dollar Value
-------------                            ----------------      ------------
MEDIA AND PUBLISHING
 Reynolds & Reynolds Company, Class A             26,000            409,500
                                                            ---------------
  TOTAL MEDIA AND PUBLISHING - 1.4% . . . . . . . . . . . . $       409,500

NATURAL GAS
 National Fuel Gas Company                         8,000            335,500
                                                            ---------------
  TOTAL NATURAL GAS - 1.1% . . . . . . . . . . . . . . . . . .      335,500

OFFICE SUPPLIES
 Herman Miller, Inc.                              24,000            864,000
 Staples, Inc.*                                   23,250            537,655
                                                            ---------------
  TOTAL OFFICE SUPPLIES - 4.7% . . . . . . . . . . . . . .  $     1,401,655

OIL PRODUCTION AND EXPLORATION
 Vastar Resources, Inc.                           13,000            455,813
                                                            ---------------
  TOTAL OIL PRODUCTION AND EXPLORATION - 1.5% . . . . . . . $       455,813

RESTAURANTS
 Wendy's International, Inc.                      18,000            466,875
                                                            ---------------
  TOTAL RESTAURANTS - 1.6% . . . . . . . . . . . . . . . .  $       466,875

RETAILING
 Arbor Drugs, Inc.                                24,000            483,000
 Dollar General Corporation                       21,250            796,875
 Gap, Inc.                                        19,500            758,063
 Petsmart, Inc.*                                  10,000            115,000
                                                            ---------------
  TOTAL RETAILING - 7.2% . . . . . . . . . . . . . . . . .  $     2,152,938

TELECOMMUNICATION SERVICES
 Century Telephone Enterprises                    16,000            539,000
                                                            ---------------
  TOTAL TELECOMMUNICATION SERVICES - 1.8% . . . . . . . . . $       539,000

TRANSPORTATION SERVICES
 Air Express International                        10,000            397,500
                                                            ---------------
  TOTAL TRANSPORTATION SERVICES - 1.3% . . . . . . . . . .  $       397,500

WASTE MANAGEMENT
 U.S.A. Waste Services, Inc.*                     18,450            712,630
                                                            ---------------
  TOTAL WASTE MANAGEMENT - 2.4% . . . . . . . . . . . . . . $       712,630

TOTAL COMMON STOCKS - 97.9% . . . . . . . . . . . . . . . . $    29,169,492
 (Common Stock Identified Cost $21,952,812)

CASH EQUIVALENTS
 Federated U.S. Treasury Cash Reserves Money Market Fund            617,666
                                                            ---------------
  TOTAL CASH EQUIVALENTS - 2.1% . . . . . . . . . . . . . . $       617,666
     (Cash Equivalents Identified Cost $617,666)

TOTAL PORTFOLIO VALUE - 100.0% . . . . . . . . . . . . . .  $    29,787,158
 (Total Portfolio Identified Cost $22,570,478)

 Other Assets Less Liabilities . . . . . . . . . . . . . .  $        (2,262)

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . .  $    29,784,896


*Non-dividend paying security.

    The accompanying notes are an integral part of the financial statements.
                               (see pages 26-28)


FIXED INCOME FUND PORTFOLIO OF INVESTMENTS                                      JUNE 30, 1997 -  UNAUDITED

     FIXED INCOME SECURITIES - BONDS                                          FACE VALUE      DOLLAR VALUE
     -------------------------------                                          ----------      ------------
BANK BONDS - MAJOR REGIONAL
   Banc One Corporation, 7.25% Due 8/1/02                                       200,000          203,000
   Comerica Bank Subordinated Note, 6.875% Due 3/1/08                           250,000          243,438
   CoreStates Capital, 6.625% Due 3/15/05                                       200,000          193,750
   First Union Corporation, 7.5% Due 7/15/06                                    250,000          255,000
   NBD Bancorp, 7.125% Due 5/15/07                                              400,000          397,500
   PNC Funding Corp. Subordinated Debenture, 6.875% Due 3/1/03                  200,000          198,750
   Star Bank N.A., 6.625% Due 12/15/06                                          250,000          240,312
                                                                                              ----------
      TOTAL MAJOR REGIONAL BANKS - 10.2% .....................................................$1,731,750

BANK BONDS - MONEY CENTER
   Bankers Trust Subordinated Debenture, 7.125% Due 7/31/02                     200,000          201,500
   Republic New York Corporation, 7.25%  Due 7/15/02                            200,000          203,250
                                                                                              ----------
      TOTAL MONEY CENTER BANKS - 2.4%.........................................................$  404,750

CAPITAL EQUIPMENT
   G.E. Corporation Medium Term Note, 6.87% Due 12/29/99                        250,000          252,812
   Honeywell, Inc., 7.125% Due 4/15/08                                          400,000          401,000
   Illinois Tool Works, Inc., 5.875% Due 3/1/00                                 200,000          196,750
                                                                                              ----------
      TOTAL CAPITAL EQUIPMENT - 5.0%..........................................................$  850,562

CHEMICALS
   Hercules, Inc., 6.625% Due 6/1/03                                            250,000          245,000
                                                                                              ----------
      TOTAL CHEMICALS - 1.4% .................................................................$  245,000

ELECTRIC UTILITIES
   Carolina Power and Light Company, 6.75% Due 10/1/02                          250,000          249,375
   Louisville Gas & Electric Company, 7.50% Due 7/1/02                           25,000           25,312
   Midwest Power Corporation, 7.00% Due 2/15/05                                 200,000          198,750
   Pacific Gas & Electric Company, 6.875% Due 12/1/99                            40,000           40,200
   Public Service Electric & Gas Company, 6.50% Due 5/1/04                      200,000          194,750
   Union Electric Power Co., First Mortgage, 6.875% Due 8/1/04                  200,000          199,750
                                                                                              ----------
      TOTAL ELECTRIC UTILITIES - 5.3% ........................................................$  908,137

ENTERTAINMENT AND LEISURE
   Walt Disney Company, 5.80% Due 10/27/08                                      400,000          362,000
                                                                                              ----------
      TOTAL ENTERTAINMENT AND LEISURE - 2.1% ................................................ $  362,000

FINANCIAL - INSURANCE
   Allstate Insurance Company, 5.875% Due 6/15/98                               250,000          249,887
                                                                                              ----------
      TOTAL FINANCIAL - INSURANCE - 1.5% .................................................... $  249,887

FINANCIAL - SERVICES
   American General Finance, 8.125% Due 8/15/09                                 120,000          128,700
   Associates Corporation, N.A., 6.00% Due 3/15/00                              200,000          197,250
   CIT Group Holdings, 8.375% Due 11/01/01                                      250,000          265,000
   G.E. Capital Corporation Medium Term Note, 6.59% Due 1/15/98                  30,000           30,162
   General Motors Acceptance Corp. Medium Term Note, 6.10% Due 9/11/97          200,000          200,196
   Household Finance Corporation Senior Note, 6.875% Due 3/01/03                200,000          200,000
   International Lease Finance Corporation, 6.50% Due 8/15/99                   200,000          200,750
                                                                                              ----------
      TOTAL FINANCIAL - SERVICES - 7.2% ......................................................$1,222,058

    The accompanying notes are an integral part of the financial statements.
                               (see pages 26-28)

FIXED INCOME FUND PORTFOLIO OF INVESTMENTS                                  JUNE 30, 1997 - UNAUDITED


FIXED INCOME SECURITIES - BONDS                                          FACE VALUE      DOLLAR VALUE
-------------------------------                                          ----------      ------------
FOOD AND BEVERAGE
   Pepsico, Inc. Medium Term Note, 5.463% Due 7/1/98                         200,000          198,768
   Sara Lee Corporation, Medium Term Note, 5.70% Due 7/14/00                 250,000          244,375
                                                                                           ----------
        TOTAL FOOD AND BEVERAGE - 2.6%...................................................  $  443,143

FOREIGN UTILITIES (U.S. DOLLAR DENOMINATED)
   Hydro Quebec Medium Term Note, 6.98% Due 3/01/05                          200,000          198,750
                                                                                           ----------
        TOTAL FOREIGN UTILITIES - 1.2% .................................................   $  198,750

MORTGAGE BACKED SECURITIES - UNITED STATES GOVERNMENT AGENCY
  OBLIGATIONS
   Federal Farm Credit Bank Indexed Amortization Note
       Series G-02, 6.71% Due 3/25/02                                        250,000          250,498
   Federal Home Loan Bank Indexed Amortization Note
       Series DJ-03, 6.625% Due 12/23/03                                     250,000          245,627
   Federal Home Loan Mortgage Corporation Indexed Amortization Note
       Series B-04, 6.83% Due 3/20/04                                        300,000          297,042
   Federal Home Loan Mortgage Corporation, CMO Series 1639-PD
       5.60% Due 8/15/06                                                     250,000          245,794
   Federal Home Loan Mortgage Corporation, CMO Series 1660-G
       6.25% Due 7/15/07                                                     250,000          245,275
   Federal Home Loan Mortgage Corporation, 15 Year Gold
       7.00% Due 3/01/11                                                     386,320          385,959
                                                                                           ----------
       TOTAL MORTGAGE BACKED SECURITIES - GOVERNMENT AGENCY - 9.8%........................ $1,670,195

NEWSPAPER/PUBLISHING
   Scripps Howard Corporation, 7.375% Due 12/15/98                           225,000          228,103
                                                                                           ----------
     TOTAL NEWSPAPER/PUBLISHING - 1.3%.................................................... $  228,103

PETROLEUM
   Amoco Corporation Canada, 7.25% Due 12/1/02                               200,000          205,250
   Texaco Capital, Inc., 6.875% Due 7/15/99                                  200,000          202,250
                                                                                           ----------
     TOTAL PETROLEUM - 2.4%............................................................... $  407,500

RAILROADS
   CSX Transportation Equipment Trust, 6.07% Due 3/15/01                     200,000          194,750
   Union Pacific Corporation, 6.25% Due 3/15/99                              250,000          249,063
                                                                                           ----------
      TOTAL RAILROADS - 2.6% ............................................................. $  443,813

RETAILING
   Sherwin-Williams Company, 6.85% Due 2/01/07                               250,000          247,188
   Wal-Mart Stores, Inc., 6.375% Due 3/01/03                                 200,000          196,000
                                                                                           ----------
      TOTAL RETAILING - 2.6% ............................................................. $  443,188

REAL ESTATE INVESTMENT TRUSTS
    Merry Land & Investment Company, Inc., 7.25% Due 6/15/05                 400,000          391,500
                                                                                           ----------
      TOTAL REAL ESTATE INVESTMENT TRUSTS - 2.3% ......................................... $  391,500

TELECOMMUNICATIONS
    Cincinnati Bell, Inc., 6.24% Due 12/30/03                                250,000          242,500
    New York Telephone Co., 5.875% Due 9/1/03                                200,000          190,000
    SBC Communications Inc., 7.00% Due 7/15/04                               200,000          201,500
    Southwestern Bell Corporation, 6.375% Due 4/1/01                         200,000          198,500
                                                                                           ----------
       TOTAL TELECOMMUNICATIONS - 4.9%.................................................... $  832,500


    The accompanying notes are an integral part of the financial statements.
                               (see pages 26-28)

FIXED INCOME FUND PORTFOLIO INVESTMENTS            JUNE 30, 1997 - UNAUDITED

FIXED INCOME SECURITIES - BONDS                                             FACE VALUE      DOLLAR VALUE
-------------------------------                                             ----------      ------------
UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
   Federal Home Loan Bank, 6.10% Due 12/13/10                                 250,000           233,782
   Federal Home Loan Bank, 7.03% Due 5/6/11                                   250,000           252,522
   Federal Home Loan Mortgage Corporation, 6.55% Due 1/4/00                   200,000           200,912
   Federal Home Loan Mortgage Corporation, 8.155% Due 3/9/05                  150,000           151,542
   Federal Home Loan Mortgage Corporation, 7.35% Due 3/22/05                  300,000           310,095
   Federal Home Loan Mortgage Corporation, 6.005% Due 12/8/05                 200,000           190,148
   Federal Home Loan Mortgage Corporation, 5.95% Due 1/19/06                  400,000           378,700
   Federal National Mortgage Association, 6.10% Due 2/10/00                   250,000           248,498
   Federal National Mortgage Association, 7.50% Due 2/11/02                   200,000           207,346
   Federal National Mortgage Association, 7.55% Due 4/22/02                   200,000           208,024
   Federal National Mortgage Association, 7.80% Due 3/29/05                   200,000           202,164
   Federal National Mortgage Association, 5.80% Due 2/22/06                   450,000           421,461
                                                                                            -----------
        TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 17.6.........................   $ 3,005,194

UNITED STATES GOVERNMENT OBLIGATIONS
   United States Treasury Note, 8.50% Due 11/15/00                            350,000           372,988
   United States Treasury Note, 7.875% Due 8/15/01                            400,000           421,500
   United States Treasury Note, 7.50% Due 11/15/01                            400,000           416,700
   United States Treasury Note, 7.875% Due 11/15/04                           325,000           350,392
   United States Treasury Note, 5.625% Due 2/15/06                            500,000           469,245
   United States Treasury Note, 6.875% Due 5/15/06                            500,000           510,090
   United States Treasury Bond, 6.25% Due 2/15/07                             250,000           244,533
                                                                                            -----------
       TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 16.4% ...............................   $ 2,785,448

TOTAL FIXED INCOME - BONDS - 98.8% ......................................................   $16,823,478
     (Fixed Income Identified Cost $16,844,346)

CASH EQUIVALENTS
     Federated U.S. Treasury Cash Reserves                                                      202,132
                                                                                            -----------
           TOTAL CASH EQUIVALENTS - 1.2% ................................................   $   202,132
             (Cash Equivalents Identified Cost $202,132)

TOTAL PORTFOLIO VALUE - 100.0% ..........................................................   $17,025,610
     (Total Portfolio Identified Cost $17,046,478)
     Other Assets Less Liabilities ......................................................   $    26,959

    TOTAL NET ASSETS.....................................................................   $17,052,569



    The accompanying notes are an integral part of the financial statements.
                               (see pages 26-28)

MUNICIPAL INCOME FUND, PORTFOLIO OF INVESTMENTS                   JUNE 30, 1997 - UNAUDITED

FIXED INCOME SECURITIES - MUNICIPAL BONDS                          FACE VALUE  DOLLAR VALUE
-----------------------------------------                          ----------  ------------

BUILDING AUTHORITY
  Ohio State Building Authority, Administration Building Fund
    Project A, 6.40% Due 10/1/01                                     50,000        53,626
  Ohio State Building Authority, Administrative Building Fund
    Projects (MBIA Insured), 5.40% Due 10/1/02                       90,000        93,585
  Ohio State Building Authority, Correctional Facilities, Series A
    Prerefunded to 3/1/99 at 102, 7.30% Due 3/1/02                   50,000        53,507
  Ohio State Building Authority, Ohio Center For The Arts,
    5.45% Due 10/01/07                                              100,000       103,846
  Ohio State Building Authority, State Correctional Facilities
    Refunding Series 1991 A, 6.50% Due 10/1/01                       50,000        53,797
                                                                             ------------
     TOTAL BUILDING AUTHORITY - 10.4% . . . . . . . . . . . . . . . . . . . .$    358,361

GENERAL OBLIGATION
  Anderson Township, Ohio Park District General Obligation          100,000       100,875
    5.10% Due 3/01/99
  Belmont County, Ohio General Obligation, (MBIA Insured),
    5.10% Due 12/01/05                                               50,000        50,721
  Butler County, Ohio Infrastructure Special Assessment
    General Obligation (AMBAC Insured), 4.90% Due 12/1/98            50,000        50,602
  Cincinnati, Ohio General Obligation, 5.25% Due 12/1/00             50,000        51,458
  Cleveland, Ohio General Obligation, (AMBAC Insured),
    4.9% Due 9/1/02                                                  50,000        50,777
  Columbus, Ohio General Obligation, 12.375% Due 2/15/07             25,000        38,705
  Delaware County, Ohio General Obligation, 5.25% Due 12/1/06        50,000        50,602
  Fayette County, Ohio General Obligation, 5.10% Due 12/1/03         40,000        40,472
  Hamilton County, Ohio General Obligation, Museum Center
    Building Improvement, 5.75% Due 12/01/00                         50,000        52,082
  Lakewood, Ohio General Obligation, 6.75% Due 12/1/97               50,000        50,588
  Medina County, Ohio General Obligation, 12.625% Due 12/1/99        25,000        29,658
  Montgomery County, Ohio General Obligation, 5.30% Due 12/01/00     75,000        77,160
  Trumbull County, Ohio General Obligation, 5.25% Due 12/1/05        50,000        51,652
  Vandalia, Ohio General Obligation, 4.80% Due 12/01/03              75,000        75,768
  Westlake, Ohio General Obligation, 4.90% Due 12/01/04              50,000        50,368
                                                                             ------------
     TOTAL GENERAL OBLIGATION - 24.0% . . . . . . . . . . . . . . . . . . . .$    821,488

HIGHER EDUCATION
  Ohio State Public Facilities Commission, Higher Education Capital
    Facility, Series 11A (AMBAC Insured), 4.70% Due 6/1/00           75,000        75,749
  Ohio State Higher Education Facilities, Denison University,
    4.90% Due 11/01/05                                               75,000        75,103
  Ohio State Higher Education Facilities,
    Series 11-B, 5.90% Due 12/1/05                                   50,000        52,889
  University of Cincinnati, Ohio General Receipts, 4.65% Due 6/1/98  50,000        50,153
  University of Cincinnati, Ohio General Receipts, 4.75% Due 6/1/06  50,000        49,399
                                                                             ------------
     TOTAL HIGHER EDUCATION - 8.8% . . . . . . . . . . . . . . . . . . . . . $    303,293


     The accompanying notes are an integral part of the financial statements
                               (see pages 26-28)

MUNICIPAL INCOME FUND, PORTFOLIO OF INVESTMENTS        JUNE 30, 1997 - UNAUDITED

FIXED INCOME SECURITIES - MUNICIPAL BONDS                                     FACE VALUE  DOLLAR VALUE
-----------------------------------------                                     ----------  ------------

HOSPITAL/HEALTH
  Episcopol Retirement Homes, Ohio Hospital Facility
    Revenue, 5.00% Due 1/01/15                                                  100,000     100,193
  Franklin County, Ohio Hospital Refunding, The Children's
    Hospital Project, 5.20% Due 11/1/04                                          50,000      51,282
  Hamilton County, Ohio Hospital Facility Revenue, 6.35% Due 1/1/98              50,000      50,515
  Hamilton County, Ohio Hospital Facility Revenue, Children's Hospital
    (FGIC Insured), 5.00% Due 5/15/06                                            50,000      50,219
  Lorain County, Ohio Hospital Facility Revenue Catholic Healthcare
    Partners (MBIA), 6.00% Due 9/01/07                                           50,000      54,086
  Maumee, Ohio Hospital Facility Revenue, St. Lukes Hospital Project
    (AMBAC Insured), 4.90% Due 12/1/99                                           50,000      50,793
  Ohio State Public Facilities Commission Mental Health Facilities,
    Series 11B (FSA Insured), 4.25% Due 6/1/99                                   50,000      50,062
                                                                                         ----------
     TOTAL HOSPITAL/HEALTH - 11.8% . . . . . . . . . . . . . . . . . . . . . . . . . . . $  407,150

SCHOOL DISTRICT
  Centerburg, Ohio Local School District, 5.25% Due 10/15/01                     40,000      40,854
  Centerville, Ohio City School District General Obligation
    (FGIC Insured), 5.10% Due 12/1/03                                            50,000      51,394
  Cincinnati, Ohio School District Series A, (AMBAC Insured),
    4.65% Due 12/01/99                                                           50,000      50,338
  Cleveland, Ohio City School District Refunding Series B
    (FGIC Insured), 5.40% Due 6/1/02                                             50,000      51,832
  Cook County, Illinois School District General Obligation
    (AMBAC Insured), 5.20% Due 12/1/01                                           50,000      51,443
  Forest Hills, Ohio Local School District, 4.90% Due 12/01/04                  100,000     100,055
  Gallia County, Ohio Local School District General Obligation
    5.00% Due 3/1/03                                                             25,000      25,028
  Gallia County, Ohio Local School District General Obligation
    5.00% Due 3/1/04                                                             25,000      24,826
  Indian Valley School District, Ohio General Obligation
    (AMBAC Insured), 5.50% Due 12/1/06                                           50,000      52,137
  Olmsted Falls, Ohio City School District General Obligation
    (FGIC Insured), 5.30% Due 12/15/00                                           50,000      51,441
  Southwestern City School District, Ohio, Franklin County and
    Pickaway County, 6.25% Due 12/1/05                                           50,000      53,558
  Stow, Ohio City School District, 9.125% Due 12/01/99                           50,000      55,125
  West Geauga, Ohio Local School District, School Improvement
    General Obligation (AMBAC Insured), 5.45% Due 11/1/04                        50,000      52,362
  Westlake, Ohio City School District School Improvement
    Bonds, 4.85% Due 12/01/03                                                   100,000     100,968
  Woodridge, Ohio Local School District General Obligation,
    Summit County (AMBAC Insured), 5.45% Due 12/01/04                            50,000      52,323
                                                                                         ----------
     TOTAL SCHOOL DISTRICT - 23.6% . . . . . . . . . . . . . . . . . . . . . . . . . . . $  813,684


     The accompanying notes are an integral part of the financial statements
                               (see pages 26-28)

MUNICIPAL INCOME FUND, PORTFOLIO OF INVESTMENTS        JUNE 30, 1997 - UNAUDITED


FIXED INCOME SECURITIES - MUNICIPAL BONDS                        FACE VALUE   DOLLAR VALUE
-----------------------------------------                        ----------   ------------
UTILITIES
  Weatherford, Texas Utility System Revenue, Series 1994
    (MBIA Insured), 5.10% Due 9/1/03                                 50,000        51,020
                                                                             ------------
     TOTAL UTILITIES - 1.5% . . . . . . . . . . . . . . . . . . . . . . . .  $     51,020

WATER AND SEWER
  Akron, Ohio Sewer System Revenue (MBIA Insured)
    5.50% Due 12/1/07                                                50,000        52,484
  Celina, Ohio Wastewater System Mortgage Revenue
    (FGIC Insured), 5.60% Due 11/01/99                               40,000        41,154
  Cleveland, Ohio Waterworks Revenue First Mortgage,
    Series G (MBIA Insured), 5.25% Due 1/1/04                        50,000        51,574
  Columbus, Ohio Sewer System Revenue, 5.40% Due 6/01/98             50,000        50,524
  Lorain, Ohio Water System Revenue (AMBAC Insured),
    4.75% Due 4/01/04                                                50,000        49,934
  Miamisburg, Ohio Sewer System Refunding (AMBAC Insured),
    4.35% Due 11/15/02                                               50,000        49,440
  Montgomery County, Ohio Solid Waste Revenue
    (MBIA Insured), 5.125% Due 11/01/08                              50,000        50,353
  Ohio State Water Development Authority (MBIA Insured),
    5.00% Due 12/1/98                                                50,000        50,643
  Ohio State Water Development Authority (MBIA Insured),
    5.50% Due 6/01/01                                                50,000        51,845
  Southwest Ohio Regional Water District Waterworks Revenue
    5.25% Due 12/1/05                                                50,000        51,165
  Warren County, Ohio Water and Sewer Line Extension, Special
    Assessment Bonds, Series 1994, 5.50% Due 12/1/03                 50,000        52,381
                                                                             ------------
     TOTAL WATER AND SEWER - 16.0% . . . . . . . . . . . . . . . . . . . . . $    551,497

TOTAL FIXED INCOME - MUNICIPAL BONDS - 96.1% . . . . . . . . . . . . . . . . $  3,306,493
    (Municipal Bonds Identified Cost $3,254,546 )

CASH EQUIVALENTS
  Federated Ohio Municipal Cash Trust                                             134,532
                                                                             ------------

    Total Cash Equivalents - 3.9% . . . . . . . . . . . . . . . . . . . . . .$    134,532
     (Cash Identified Cost  $134,532)

TOTAL PORTFOLIO VALUE - 100.0% . . . . . . . . . . . . . . . . . . . . . . . $  3,441,025
    (Total Portfolio Identified Cost $3,389,078)

  Other Assets Less Liabilities . . . . . . . . . . . . . . . . . . . . . . .$     (7,271)

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $  3,433,754


     The accompanying notes are an integral part of the financial statements
                               (see pages 26-28)

STATEMENTS OF ASSETS AND LIABILITIES                  JUNE 30, 1997 - UNAUDITED


                                                     STOCK FUNDS                     BOND FUNDS
                                           -----------------------------   ----------------------------
                                                                                FIXED           MUNICIPAL
                                             GROWTH         OPPORTUNITY         INCOME           INCOME
                                              FUND             FUND              FUND             FUND
                                           -----------      -----------      -----------       -----------
ASSETS:
  Investment Securities                    $28,048,062      $29,787,158      $17,025,610       $ 3,441,025
    at Market Value*
  Dividends and Interest Receivable             51,329           21,616          282,931            28,998
  Receivable for Securities Sold                     0                0                0                 0
                                           -----------      -----------      -----------       -----------
     TOTAL ASSETS.......................   $28,099,391      $29,808,774      $17,308,541       $ 3,470,023

LIABILITIES:
  Investment Securities Purchased              524,480                0                0                 0
  Dividends Payable                             61,238                0          243,870            34,155
  Accrued Management Fees                       22,470           23,878           12,102             2,114
                                           -----------      -----------      -----------       -----------
     TOTAL LIABILITIES.................    $   608,188      $    23,878      $   255,972       $    36,269

NET ASSETS.............................    $27,491,203      $29,784,896      $17,052,569       $ 3,433,754

NET ASSETS CONSISTS OF:
  Paid in Capital                           18,867,204       21,905,516       17,120,756         3,380,032
  Undistributed Net
    Investment Income                            9,965           34,229           21,119             1,749
  Undistributed Net Realized Gain
    (Loss) from Security Transactions        1,544,836          628,471          (68,439)               26
  Net Unrealized Gain (Loss)
    on Investments                           7,069,198        7,216,680          (20,868)           51,947
                                           -----------      -----------      -----------       -----------
NET ASSETS............................     $27,491,203       29,784,896      $17,052,568       $ 3,433,754

Shares Outstanding ...................       1,113,412        1,181,857        1,108,502           220,354

OFFERING, REDEMPTION AND
NET ASSET VALUE PER SHARE.............     $     24.69      $     25.20      $     15.38       $     15.58

*Identified Cost......................     $20,978,864      $22,570,478      $17,046,478       $ 3,389,078


    The accompanying notes are an integral part of the financial statements.
                               (see pages 26-28)

STATEMENT OF OPERATIONS                           JUNE 30, 1997 - UNAUDITED

                                                          STOCK FUNDS                     BOND FUNDS
                                                   --------------------------    -----------------------------
                                                                                  FIXED             MUNICIPAL
                                                GROWTH         OPPORTUNITY        INCOME             INCOME
                                                 FUND              FUND            FUND                FUND
                                             -----------       -----------       -----------       -----------
                                                 PERIOD           PERIOD            PERIOD            PERIOD
                                                 ENDED            ENDED              ENDED             ENDED
                                                6/30/97          6/30/97           6/30/97           6/30/97
                                             -----------       -----------       -----------       -----------
INVESTMENT INCOME:
   Interest                                  $    25,076       $    27,925           552,066       $    77,906
   Dividends                                     207,564           134,196                 0                 0
                                             -----------       -----------       -----------       -----------
             TOTAL INVESTMENT INCOME         $   232,640       $   162,121       $   552,066       $    77,906

EXPENSES:
   Gross Management Fee                          160,295           166,310            95,699            18,658
   Management Fee Waiver
    (See accompanying note #3)                   (36,991)          (38,379)          (24,965)           (6,490)
                                             -----------       -----------       -----------       -----------
        TOTAL EXPENSES..................     $   123,304       $   127,931       $    70,734       $    12,168

NET INVESTMENT INCOME...................     $   109,336       $    34,190       $   481,332       $    65,738

REALIZED AND UNREALIZED GAINS (LOSSES):

   Net Realized Gain (Loss) from
    Security Transactions                      1,544,779           628,471           (16,815)              205
   Net Unrealized Gain (Loss)
    on Investments                             2,317,310         2,215,373           (71,529)            2,000
                                             -----------       -----------       -----------       -----------
NET GAIN (LOSS) ON INVESTMENTS..........     $ 3,862,089       $ 2,843,844       $   (88,344)      $     2,205

NET INCREASE IN ASSETS
  FROM OPERATIONS.......................     $ 3,971,425       $ 2,878,034       $   392,988       $    67,943




    The accompanying notes are an integral part of the financial statements.
                               (see pages 26-28)

STATEMENT OF CHANGRES IN NET ASSETS                  JUNE 30, 1997:  UNAUDITED

                                                                     STOCK FUNDS
                                          ---------------------------------------------------------------------
                                                       GROWTH FUND                   OPPORTUNITY FUND
                                          ---------------------------------    --------------------------------
                                          PERIOD ENDED        YEAR ENDED        PERIOD ENDED       YEAR ENDED
                                             6/30/97           12/31/96            6/30/97           12/31/96
                                          ------------       ------------       ------------       ------------
OPERATIONS:
 Net Investment Income                    $    109,336       $    187,238       $     34,190       $     54,469
 Net Realized Gain (Loss)
   from Security Transactions                1,544,779            683,564            628,471          1,170,699
 Net Unrealized Gain (Loss)
   on Investments                            2,317,310          2,082,615          2,215,373          2,882,162
                                          ------------       ------------       ------------       ------------
   NET INCREASE (DECREASE) IN
   ASSETS FROM OPERATIONS..............   $  3,971,425       $  2,953,417       $  2,878,034       $  4,107,330

DISTRIBUTIONS TO SHAREHOLDERS:
 Net Investment Income                         (99,371)          (187,246)                 0            (54,430)
 Net Realized Gain from
   Security Transactions                             0           (683,506)                 0         (1,170,723)
                                          ------------       ------------       ------------       ------------
 NET DECREASE IN ASSETS
  FROM DISTRIBUTIONS...................   $    (99,371)      $   (870,752)      $          0       $ (1,225,153)

CAPITAL SHARE TRANSACTIONS:
 Proceeds From Sale of Shares                2,582,678          4,956,433          4,032,335          5,387,376
 Net Asset Value of Shares Issued on
   Reinvestment of Distributions               667,615            378,150          1,135,487             45,955
 Cost of Shares Redeemed                    (1,053,858)          (862,984)          (352,863)        (1,414,677)
                                          ------------       ------------       ------------       ------------
 NET INCREASE IN ASSETS FROM
  CAPITAL SHARE TRANSACTIONS...........   $  2,196,436       $  4,471,599       $  4,814,959       $  4,018,654

NET CHANGE IN NET ASSETS...............   $  6,068,490       $  6,554,264       $  7,692,993       $  6,900,831

Net Assets at Beginning of Period......   $ 21,422,713       $ 14,868,449       $ 22,091,903       $ 15,191,072
NET ASSETS AT END OF PERIOD............   $ 27,491,203       $ 21,422,713       $ 29,784,896       $ 22,091,903


    The accompanying notes are an integral part of the financial statements.
                               (see pages 26-28)

STATEMENT OF CHANGES IN NET ASSETS                     JUNE 30, 1997 UNAUDITED
                                                                      BOND FUNDS
                                          ----------------------------------------------------------------------
                                                  FIXED INCOME FUND                   MUNICIPAL INCOME FUND
                                          --------------------------------      --------------------------------
                                           PERIOD ENDED         YEAR ENDED       PERIOD ENDED        YEAR ENDED
                                              6/30/97            12/31/96          6/30/97            12/31/96
                                           ------------       ------------       ------------       ------------
OPERATIONS:
  Net Investment Income                    $    481,332       $    878,629       $     65,738       $    101,166
  Net Realized Gain (Loss)
    from Security Transactions                  (16,815)           (28,072)               205               (179)
  Net Unrealized Gain (Loss)
    on Investments                              (71,529)          (362,410)             2,000            (14,667)
                                           ------------       ------------       ------------       ------------
  NET INCREASE (DECREASE) IN
  ASSETS FROM OPERATIONS................   $    392,988       $    488,147       $     67,943       $     86,320

DISTRIBUTIONS TO SHAREHOLDERS:
  Net Investment Income                        (460,249)          (878,592)           (63,989)          (101,172)
  Net Realized Gain from
  Security Transactions                               0                  0                  0                  0
                                           ------------       ------------       ------------       ------------
  NET DECREASE IN ASSETS
   FROM DISTRIBUTIONS....................  $   (460,249)      $   (878,592)      $    (63,989)      $   (101,172)

CAPITAL SHARE TRANSACTIONS:
 Proceeds From Sale of Shares                 2,104,046          3,685,344            775,269            590,156
 Net Asset Value of Shares Issued on
   Reinvestment of Dividends/Gains              311,765            590,859             17,015             69,737
 Cost of Shares Redeemed                     (1,435,100)        (3,721,495)          (177,143)          (113,280)
                                           ------------       ------------       ------------       ------------
 NET INCREASE IN ASSETS FROM
  CAPITAL SHARE TRANSACTIONS.............  $    980,711       $    554,708       $    615,141       $    546,613

NET CHANGE IN NET ASSETS ................  $    913,450       $    164,263       $    619,095       $    531,761

Net Assets at Beginning of Period .......  $ 16,139,119       $ 15,974,856       $  2,814,659       $  2,282,898

NET ASSETS AT END OF PERIOD .............  $ 17,052,569       $ 16,139,119       $  3,433,754       $  2,814,659

    The accompanying notes are an integral part of the financial statements.
                               (see pages 26-28)

-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                                       GROWTH FUND
                                          -----------------------------------------------------------------------
                                            UNAUDITED                       YEAR ENDED DECEMBER 31
                                            1/1/97 TO      -----------------------------------------------------
                                             6/30/97          1996           1995         1994          1993
                                            --------       --------        --------      --------      --------
Net Asset Value
  Beginning of Period....................   $  21.16       $  18.86        $  14.81      $  15.71      $  15.00

OPERATIONS:
  Net Investment Income                         0.10           0.19            0.24          0.24          0.18
  Net Gains (Losses) on Securities
  (Realized & Unrealized)                       3.52           2.98            4.42         (0.90)         0.71
                                            --------       --------        --------      --------      --------
TOTAL OPERATIONS.........................   $   3.62       $   3.17        $   4.66      $  (0.66)     $   0.89

DISTRIBUTIONS:
  Dividends from Net
    Investment Income                          (0.09)         (0.19)          (0.24)        (0.24)        (0.18)
  Distributions from Net
    Realized Capital Gains                      0.00          (0.68)          (0.37)         0.00          0.00
                                            --------       --------        --------      --------      --------
TOTAL DISTRIBUTIONS......................   $  (0.09)      $  (0.87)       $  (0.61)     $  (0.24)     $  (0.18)

   Net Asset Value
    End of Period........................   $  24.69       $  21.16        $  18.86      $  14.81      $  15.71

TOTAL RETURN.............................      17.13%         16.85%          31.61%        (4.22%)        5.93%

Net Assets, End of Period
 (Millions)                                 $  27.49       $  21.42        $  14.87      $   9.30          6.58

RATIOS AFTER FEE WAIVERS: (1)
  Ratio of Expenses to
    Average Net Assets (2)                      1.00%          1.00%           1.00%         1.00%         1.00%
  Ratio of Net Income to
    Average Net Assets (2)...............       0.89%          0.99%           1.42%         1.65%         1.38%

Portfolio Turnover Rate..................      34.84%         26.78%          52.91%        30.38%        23.57%
Average Commission Rate
 (cents per share).......................   $  .0677       $ 0.0799

---------------------------
(1) The Adviser intends fee waivers of 0.30% to be permanent, although the Adviser retains the right to remove the waivers after 12/31/97. As of 6/30/97, assuming no waiver of management fee expenses, the Growth Fund ratios would have been: expenses to average net assets of 1.30%; and net income to average net assets of 0.59% (see note #3 on pages 26-27).

(2)  Ratios have been annualized in 1997.


    The accompanying notes are an integral part of the financial statements.
                               (see pages 26-28)


FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                    OPPORTUNITY FUND

                                         ------------------------------------------
                                         UNAUDITED YEAR ENDED DECEMBER 31
                                         1/1/97 TO ----------------------  5/16/94-
                                         6/30/97      1996       1995     12/31/94
                                         ---------  ---------  ---------  ---------
Net Asset Value
  Beginning of Period.................  $  22.65       $  19.42        $  15.70      $  15.00

OPERATIONS:
  Net Investment Income                     0.03           0.06            0.08          0.05
  Net Gains (Losses) on Securities
   (Realized & Unrealized)                  2.52           4.43            3.89          0.70
                                        --------       --------        --------      --------
TOTAL OPERATIONS .....................  $   2.55       $   4.49        $   3.97      $   0.75

DISTRIBUTIONS:
 Dividends from Net
  Investment Income                         0.00          (0.06)          (0.08)        (0.05)
 Distributions from Net
  Realized Capital Gains                    0.00          (1.20)          (0.17)         0.00
                                        --------       --------        --------      --------
TOTAL DISTRIBUTIONS...................  $   0.00       $  (1.26)       $  (0.25)     $  (0.05)

Net Asset Value
 End of Period........................  $  25.20       $  22.65        $  19.42      $  15.70

TOTAL RETURN .........................     11.26%         23.10%          25.27%         4.99%
  Net Assets, End of Period
   (Millions) ........................  $  29.78       $  22.09        $  15.19      $   6.29

RATIOS AFTER FEE WAIVERS: (1)
  Ratio of Expenses to
    Average Net Assets (2) ...........      1.00%          1.00%           1.00%         1.00%
  Ratio of Net Income to
    Average Net Assets (2) ...........      0.27%          0.28%           0.59%         1.01%

Portfolio Turnover Rate ..............     15.87%         46.43%          62.15%        58.73%
Average Commission Rate
 (cents per share) ...................  $ 0.0766       $ 0.0876


--------------------------
(1)  The Adviser intends fee waivers of 0.30% to be permanent, although the
     Adviser retains the right to remove the waivers after 12/31/97. As of 6/30/97, assuming no waiver of management fee expenses, the Opportunity Fund ratios would have been: expenses to average net assets of 1.30%; and net income to average net assets of 0.0% (see note #3 on pages 26-27).

(2)  Ratios have been annualized in 1994 and 1997.

The accompanying notes are an integral part of the financial statements.


FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                                  FIXED INCOME FUND
                                      --------------------------------------------------------------
                                      UNAUDITED                YEAR ENDED DECEMBER 31
                                       1/1/97 TO     ------------------------------------------------
                                        6/30/97        1996          1995         1994          1993
                                       ---------     --------     --------       ------        -----
Net Asset Value
   Beginning of Period ............... $   15.45     $  15.84     $  14.20        $15.80        15.00

OPERATIONS:
   Net Investment Income                    0.44         0.86         0.83          0.80         0.60
   Net Gains (Losses) on Securities
    (Realized & Unrealized)                (0.09)       (0.39)        1.64         (1.60)        0.83
                                       ---------     --------     --------        ------       ------
TOTAL OPERATIONS...................... $    0.35     $   0.47     $   2.47        $(0.80)      $ 1.43

DISTRIBUTIONS:
   Dividends from Net
    Investment Income                      (0.42)       (0.86)       (0.83)        (0.80)       (0.60)
   Distributions from Net
    Realized Capital Gains                  0.00         0.00         0.00          0.00        (0.03)
                                       ---------     --------     --------        ------       ------
TOTAL DISTRIBUTIONS................... $   (0.42)    $  (0.86)    $  (0.83)       $(0.80)       (0.63)

Net Asset Value
   End of Period ..................... $   15.38     $  15.45     $  15.84         14.20        15.80

TOTAL RETURN                                2.31%        3.11%       17.70%        (5.14%)       9.51%

Net Assets, End of Period
   (Millions)......................... $   17.05        16.14        15.97         12.46        10.08

RATIOS AFTER FEE WAIVERS: (1)
   Ratio of Expenses to
    Average Net Assets (2)                  0.85%        0.85%        0.85%         0.85%        0.85%
   Ratio of Net Income to
    Average Net Assets (2)............      5.77%        5.56%        5.54%         5.53%        5.08%

Portfolio Turnover Rate ..............     11.23%       14.04%        4.95%         0.04%       10.14%

---------------------------------

(1) The Adviser intends fee waivers of 0.30% to be permanent, although the Adviser retains the right to remove the waivers after 12/31/97. As of 6/30/97, assuming no waiver of management fee expenses, the Fixed Income Fund ratios would have been: expenses to average net assets of 1.15% and net income to average net assets of 5.47% (see note #3 on pages 26-27).

(2) Ratios have been annualized in 1997.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                            MUNICIPAL INCOME FUND
                                         ---------------------------------------------------------
                                             UNAUDITED          YEAR ENDED DECEMBER 31
                                              1/1/97 TO       --------------------------   5/16/94
                                               6/30/97          1996         1995         12/31/94
                                               -------        -------       -------       -------
Net Asset Value
  Beginning of Period . . . . . . . . . .      $15.57        $15.68        $14.73       $15.00

OPERATIONS:
  Net Investment Income                          0.30          0.63          0.63         0.39
  Net Gains (Losses) on Securities
    (Realized & Unrealized)                      0.01         (0.11)         0.96        (0.27)
                                               ------        ------        ------       ------
TOTAL OPERATIONS  . . . . . . . . . . . .      $ 0.31        $ 0.52        $ 1.59       $ 0.12

DISTRIBUTIONS:
  Dividends from Net
    Investment Income                           (0.30)        (0.63)        (0.63)       (0.39)
  Distributions from Net
    Realized Capital Gains                       0.00          0.00         (0.01)        0.00
                                               ------        ------        ------       ------
TOTAL DISTRIBUTIONS . . . . . . . . . . .      $(0.30)       $(0.63)       $(0.64)      $(0.39)

Net Asset Value
  End of Period . . . . . . . . . . . . .      $15.58        $15.57        $15.68       $14.73

TOTAL RETURN  . . . . . . . . . . . . . .        1.95%         3.43%        10.88%        0.81%

Net Assets, End of Period
  (Millions)  . . . . . . . . . . . . . .      $ 3.43        $ 2.81          2.28         1.49

RATIOS AFTER FEE WAIVERS: (1)
  Ratio of Expenses to
    Average Net Assets (2)  . . . . . . .        0.75%         0.75%         0.68%        0.01%
  Ratio of Net Income to

    Average Net Assets (3)  . . . . . . .        4.05%         4.18%         4.28%        5.46%

Portfolio Turnover Rate . . . . . . . . .        3.12%         6.25%         7.81%        0.00%

-------------------------
(1) The Adviser intends fee waivers of 0.40% to be permanent, although the Adviser retains the right to remove the waivers after 12/31/97. As of 6/30/97, assuming no waiver of management fee expenses, the Municipal Income Fund ratios would have been: expenses to average net assets of 1.15%; and net income to average net assets of 3.65% (see note #3 on pages 26-27).

(2) The Adviser waived 1.14% of the fee on the Municipal Income Fund in 1994, 0.47% of the fee in 1995 and 0.40% in 1996. During the first six months of 1997, the Adviser waived 0.40% of the fee, and intends to waive additional fees for the remainder of the year. The Adviser anticipates an annualized fee of less than 0.75% for 1997.

(3) Ratios have been annualized in 1994 and 1997.

    The accompanying notes are an integral part of the financial statements.
                                                  (see pages 26-28)

NOTES TO THE FINANCIAL STATEMENTS                    JUNE 30, 1997 - UNAUDITED

1) ORGANIZATION:
The Growth Fund, Fixed Income Fund, Opportunity Fund and Municipal Income Fund are each series of the Johnson Mutual Funds Trust, and are registered under the Investment Company Act of 1940, as amended, as no-load, open-end investment companies. The Johnson Mutual Funds Trust was established as an Ohio business trust under Declaration of Trust dated September 30, 1992. The Growth and Fixed Income Funds began offering their shares publicly on January 4, 1993. The Opportunity and Municipal Income Funds began offering their shares publicly on May 16, 1994.

The Growth Fund and the Opportunity Fund both have investment objectives of long term capital growth. The Fixed Income Fund has the investment objective of seeking a high level of income over the long term. The Municiapl Income Fund has an investment objective of seeking a high level of federally tax-free income over the long term.

2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

SECURITY VALUATION AND TRANSACTIONS:

The investments in securities are carried at market value. The market quotation used for common stocks which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price of the day, determined as of the close of the New York Stock Exchange at 4:00 p.m. Eastern Standard Time. In absence of a sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security.

Fixed income securities are valued by using independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When prices are not readily available from a pricing service, or when illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days are valued by using the amortized cost method of valuation. Purchases and sales of securities are recorded on a trade date basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INVESTMENT INCOME AND REALIZED CAPITAL GAINS AND LOSSES ON INVESTMENT
SECURITIES:
Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend and interest income are recorded net of foreign taxes. Gains and losses on sales of investments are calculated using the specific identification method.

INCOME TAXES:
It is the Funds' policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds' policy to distribute annually, after the end of the calendar year, any remaining net investment income and net realized capital gains.

3) INVESTMENT ADVISORY AGREEMENT:
The investment advisory agreement provides that Johnson Investment Counsel, Inc. (the Adviser) will pay all of the Funds' operating expenses, excluding brokerage fees and commissions, taxes, interest and extraordinary expenses. The Growth Fund and Opportunity Fund pay the Adviser a management fee at the annual rate of 1.00% of the Funds' average daily net assets, which is accrued daily and paid monthly.

NOTES TO THE FINANCIAL STATEMENTS                    JUNE 30, 1997 - UNAUDITED


3) INVESTMENT ADVISORY AGREEMENT (CON'T):
The Fixed Income Fund pays the Adviser a management fee at the annual rate of 0.85% of the Fund's average daily net assets, and the Municipal Income Fund pays the Adviser a management fee at the annual rate of 0.75% of the Fund's average daily net assets, both of which are accrued daily and paid monthly. The Adviser has received management fees for the period January 1-June 30, 1997 as follows:

  Growth Fund              $123,304         Fixed Income Fund          $70,734
  Opportunity Fund         $127,931         Municipal Income Fund      $12,168

The Adviser is authorized to charge the Growth Fund and Opportunity Fund a management fee of 1.30%, and the Fixed Income Fund a management fee of 1.15%, of the average daily net assets of the Funds, respectively, and has waived 0.30% of these fees, intending these fee waivers to be permanent, although the Adviser has the right to remove these fee waivers anytime after December 31, 1997. The Adviser is authorized to charge a management fee of 1.15% on the Municipal Income Fund, and has waived 0.40% of these fees during the first six months of 1997, intending these fee waivers to be permanent, although the Adviser has the right to remove these fee waivers anytime after December 31, 1997. The Adviser has waived additional fees for the remainder of the the year for the Municipal Income Fund, and anticipates that the annualized fee will be less than 0.75% for 1997.

4) RELATED PARTY TRANSACTIONS:
All officers and one trustee of the Johnson Mutual Funds Trust are employees of Johnson Investment Counsel, Inc., the Adviser. Each outside trustee has received compensation during the 6 months ending June 30, 1997, of $1,500 for his responsibilities as trustee and has received no additional compensation from the Trust.

The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 1997, Johnson Investment Counsel, Inc. and entities which the Adviser could be deemed to control or have discretion over owned in aggregate more than 25% of the Growth Fund, the Opportunity Fund, the Fixed Income Fund, and the Municipal Income Fund.

Johnson Financial, Inc., a wholly owned subsidiary of Johnson Investment Counsel, Inc., acts as transfer agent and fund accountant for the Funds. The arrangement with Johnson Financial, Inc. will not cause any increase in fees to the Funds or to shareholders because the Adviser pays all expenses for the Trust, other than brokerage fees and commissions, taxes, interest and extraordinary expenses. There have been no extraordinary expenses year to date.

5) PURCHASES AND SALES OF SECURITIES:
DURING THE 6 MONTHS ENDED JUNE 30, 1997:
GROWTH FUND: Purchases of investment securities other than U.S. Government obligations and short term investments aggregated $10,710,810 and sales of investment securities other than U.S. Government obligations and short term investments aggregated $8,617,216. There were no purchases or sales of U.S. Government obligations in the Fund.

OPPORTUNITY FUND: Purchases of investment securities other than U.S. Government obligations and short term investments aggregated $8,204,846 and sales of investment securities other than U.S. Government obligations and short term investments aggregated $4,126,617. There were no purchases or sales of U.S. Government obligations in the Fund.

NOTES TO FINANCIAL STATEMENTS                         JUNE 30, 1997 - UNAUDITED
-------------------------------------------------------------------------------

5) PURCHASES AND SALES OF SECURITIES (CON'T):
DURING THE 6 MONTHS ENDED JUNE 30, 1997:
FIXED INCOME FUND: Purchases of investment securities other than U.S. Government obligations and short term investments aggregated $2,612,593 and sales of investment securities other than U.S. Government obligations and short term investments aggregated $1,150,894. Purchases of U.S. Government obligations aggregated $247,614 and sales of U.S. Government obligations aggregated $705,668.

MUNICIPAL INCOME FUND: Purchases of investment securities other than U.S. Government obligations and short term investments aggregated $651,088 and sales of investment securities other than U.S. Government obligations and short term investments aggregated $101,031. There were no purchases or sales of U.S. Government obligations in the Fund.

6) CAPITAL SHARE TRANSACTIONS:
As of June 30, 1997, there were an unlimited number of capital shares of no par value authorized. Each Fund records purchases of its capital shares at the daily net asset value next determined after receipt of a shareholder's check or wire and application in proper form. Redemptions are recorded at the net asset value next determined following receipt of a shareholder's written or telephone request in proper form.

   SHARE TRANSACTIONS FOR THE PERIOD JANUARY 1 - JUNE 30, 1997:

                                                                             FIXED       MUNICIPAL
                                               GROWTH      OPPORTUNITY      INCOME         INCOME
                                                FUND          FUND           FUND           FUND
                                              ------        ----------     ---------     ----------
Shares Sold to Investors                      119,120        171,279        136,507         49,828
Shares Issued on Reinvestment Dividends        31,531         50,132         20,399          1,101
                                             --------       --------       --------       --------
Subtotal                                      150,651        221,411        156,906         50,929
Shares Redeemed                               (49,692)       (14,994)       (92,985)       (11,338)
                                             --------     ----------       --------       --------
Net Increase                                  100,959        206,417         63,921         39,591
Shares Outstanding:
 December 31, 1996 (beginning of period)    1,012,453        975,440      1,044,581        180,763
 June 30, 1997 (end of period)              1,113,412      1,181,857      1,108,502        220,354

7)  SECURITY TRANSACTIONS:
For Federal income tax purposes, the cost of investments owned on June 30, 1997 was the same as identified cost. As of June 30, 1997 the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:


                                                                 NET
                                                             APPRECIATION
 FUND                  APPRECIATION      (DEPRECIATION)     (DEPRECIATION)
 ----                  ------------      --------------     --------------
 Growth                $7,230,178        ($160,980)         $7,069,198
 Opportunity           $7,775,074        ($558,394)         $7,216,680
 Fixed Income            $149,292        ($170,160)           ($20,868)
 Municipal Income         $54,776          ($2,829)            $51,947

8) FINANCIAL INSTRUMENTS DISCLOSURE:
There are no reportable financial instruments that have any off balance sheet risk as of June 30, 1997.

                              TRUSTEES AND OFFICERS

                 Timothy E. Johnson       Trustee, President
                      John W. Craig       Trustee
                  Ronald H. McSwain       Trustee
                   Kenneth S. Shull       Trustee

                     Dale H. Coates       Vice President
                  Richard T. Miller       Vice President
              Dianna J. Rosenberger       CFO, Treasurer
                   David C. Tedford       Secretary

                       TRANSFER AGENT AND FUND ACCOUNTANT
                             Johnson Financial, Inc.
                                5556 Cheviot Road
                             Cincinnati, Ohio 45247
                                  513-385-4001
                                  800-541-0170

                                   CUSTODIAN
                               The Provident Bank
                            Three East Fourth Street
                             Cincinnati, Ohio 45202

                                    AUDITORS
                        McCurdy & Associates CPA's, Inc.
                               27955 Clemens Road
                              Westlake, Ohio 44145

                          JOHNSON MUTUAL FUNDS TRUST
                              5556 CHEVIOT ROAD
                           CINCINNATI, OHIO  45247
                                 513-385-4001
                                 800-541-0170


















This report is authorized for distribution to prospective investors only when accompanied or preceded by the Trust's prospectus, which illustrates each Fund's objectives, policies, management fees, and other information that may be helpful in making an investment decision.